Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

5. Commitments and Contingencies.

Registration Rights

The initial stockholders and holders of the Private Placement Warrants are entitled to registration rights pursuant to a registration rights agreement. The initial stockholders and holders of the Private Placement Warrants will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover any over-allotments, at the initial public offering price less the underwriting discounts and commissions. The warrants that were issued in connection with the 3,000,000 over-allotment Units are identical to the Public Warrants and have no net cash settlement provisions. The underwriters exercised the over-allotment option in full on March 13, 2020.

The underwriters did not receive any underwriting discounts or commission on the Units purchased by the Deerfield Funds. The Company paid an underwriting discount of 2.0% of the per Unit offering price, or $3.6 million, at the closing of the Initial Public Offering, with an additional fee (the “Deferred Underwriting Fees”) of 3.5% of the gross offering proceeds, or $6.3 million, payable upon the Company's completion of an Initial Business Combination. The Deferred Underwriting Fees will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.

Risks and uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on its industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or close of the proposed transaction, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 6 — Commitments and Contingencies

Registration Rights

The initial stockholders and holders of the Private Placement Warrants are entitled to registration rights pursuant to a registration rights agreement. The initial stockholders and holders of the Private Placement Warrants will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover any over-allotments, at the initial public offering price less the underwriting discounts and commissions. The warrants that were issued in connection with the 3,000,000 over-allotment Units are identical to the public warrants and have no net cash settlement provisions. The underwriters exercised the over-allotment option in full on March 13, 2020.

The underwriters did not receive any underwriting discounts or commission on the Units purchased by the Deerfield Funds. The Company paid an underwriting discount of 2.0% of the per Unit offering price, or $3.6 million, at the closing of the Initial Public Offering, with an additional fee (the “Deferred Underwriting Fees”) of 3.5% of the gross offering proceeds, or $6.3 million, payable upon the Company's completion of an Initial Business Combination. The Deferred Underwriting Fees will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.

Risks and uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on its industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.